Davis New York Venture Fund
Fund Summary: Davis New York Venture Fund
Investment Objective
Davis New York Venture Fund's investment objective is long-term growth of capital.
Fees and Expenses of Davis New York Venture Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of Davis New York Venture Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class" section of the Fund's statutory prospectus on page 29 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 50.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Davis New York Venture Fund	Class A shares	Class B shares	Class C shares	Class Y shares	Class R shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares; only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	0.50%	4.00%	1.00%	none	none
Redemption Fee (as a percentage of total redemption proceeds)	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Davis New York Venture Fund	Class A shares	Class B shares	Class C shares	Class Y shares	Class R shares
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or service (12b-1) Fees	0.23%	1.00%	1.00%	none	0.50%
Other Expenses	0.15%	0.31%	0.17%	0.14%	0.18%
Total Annual Operating Expenses	0.88%	1.81%	1.67%	0.64%	1.18%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Davis New York Venture Fund (USD $)	With Redemption, 1 Year	With Redemption, 3 Years	With Redemption, 5 Years	With Redemption, 10 Years
Class A shares	561	742	939	1,508
Class B shares	584	869	1,180	1,767
Class C shares	270	526	907	1,976
Class Y shares	65	205	357	798
Class R shares	120	375	649	1,432

Expense Example, No Redemption Davis New York Venture Fund (USD $)	No Redemption, 1 Year	No Redemption, 3 Years	No Redemption, 5 Years	No Redemption, 10 Years
Class A shares	561	742	939	1,508
Class B shares	184	569	980	1,767
Class C shares	170	526	907	1,976
Class Y shares	65	205	357	798
Class R shares	120	375	649	1,432

Portfolio Turnover
Davis New York Venture Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.
Principal Investment Strategies

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest Davis New York Venture Fund's portfolio principally in common stocks (including indirect holdings of common stock through depositary receipts) issued by large companies with market capitalizations of at least $10 billion. Historically, the Fund has invested a significant portion of its assets in financial services companies and in foreign companies, and may also invest in mid- and small-capitalization companies.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors' estimate of the company's intrinsic value based upon fundamental analysis of cashflows, assets and liabilities, and other criteria which Davis Advisors deems to be material on a company by company basis. Davis Advisors' goal is to invest in companies for the long term (ideally five years or longer, although this goal may not be met). Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive, or to raise cash to purchase a more attractive investment opportunity, satisfy net redemptions, or other purposes.

Principal Risks of Investing in Davis New York Venture Fund

You may lose money by investing in Davis New York Venture Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Large-Capitalization Companies risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid-and small-capitalization companies.
  Mid- and Small-Capitalization Companies risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets, and financial resources than larger companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Headline risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, management, or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time and the company's stock may never recover or may become worthless.
  Financial Services risk. Investing a significant portion of assets in the financial services sector may cause the Fund to be more sensitive to problems affecting financial companies.
  Foreign Country risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
  Emerging Market risk. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets.
  Foreign Currency risk. Securities issued by foreign companies are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.
  Depositary Receipts risk. Depositary receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary receipts may trade at a discount or premium to the underlying security and may be less liquid than the underlying securities listed on an exchange.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.
Performance Results

The bar chart below provides some indication of the risks of investing in Davis New York Venture Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the S&P 500(R) Index, a broad-based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Davis New York Venture Fund Average Annual Total Returns
for the periods ended December 31, 2012 (with maximum sales charge)
Average Annual Total Returns Davis New York Venture Fund	Past 1 Year	Past 5 Years	Past 10 Years	Lifetime	Inception Date
S&P500® Index - reflects no deduction for fees, expenses or taxes	16.00%	1.66%	7.10%
Class A shares	7.37%	(1.92%)	6.09%
Class A shares return after taxes on distributions	6.56%	(2.18%)	5.88%
Class A shares return after taxes on distributions and sale of fund shares	5.90%	(1.64%)	5.33%
Class B shares	7.70%	(2.21%)	5.99%
Class C shares	10.83%	(1.73%)	5.78%
Class Y shares	13.05%	(0.69%)	6.91%
Class R shares	12.38%	(1.29%)		5.21%	Aug. 20, 2003

Davis New York Venture Fund | Class A shares

Highest/Lowest quarterly results during this time period were:

Highest 21.05% for the quarter ended June 30, 2009

Lowest (24.52%) for the quarter ended December 31, 2008

Total return for the nine months ended September 30, 2013 (not annualized) was 21.37%.

Davis Research Fund
Fund Summary: Davis Research Fund
Investment Objective
Davis Research Fund's investment objective is long-term growth of capital.
Fees and Expenses of Davis Research Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A shares" section of the Fund's statutory prospectus on page 26 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 49.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Davis Research Fund Class A shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares; only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	0.50%
Redemption Fee (as a percentage of total redemption proceeds)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Davis Research Fund Class A shares
Management Fees	0.55%
Distribution and/or service (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Operating Expenses	0.71%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	With Redemption, 1 Year	With Redemption, 3 Years	With Redemption, 5 Years	With Redemption, 10 Years
Davis Research Fund Class A shares	544	691	851	1,316

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies

Davis Selected Advisers, L.P., ("Davis Advisors" or the "Adviser") the Fund's investment adviser, uses the Davis Investment Discipline to invest the majority of the Fund's assets in equity securities (typically common stocks, but may also include preferred stocks, American Depositary Receipts, Global Depositary Receipts, convertible bonds, and other forms of equity securities) issued by medium and large capitalization companies. The Fund considers companies with market capitalizations of at least $10 billion to be large-capitalization companies and companies with market capitalizations between $3 billion and $10 billion to be medium-capitalization companies. The Fund has the flexibility to invest in foreign securities.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors' estimate of the company's intrinsic value based upon fundamental analysis of cashflows, assets and liabilities, and other criteria which Davis Advisors deems to be material on a company by company basis. Davis Advisors' goal is to invest in companies for the long term (ideally five years or longer, although this goal may not be met). Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive, or to raise cash to purchase a more attractive investment opportunity, satisfy net redemptions, or other purposes.

Principal Risks of Investing in Davis Research Fund

You may lose money by investing in Davis Research Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Large-Capitalization Companies risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid-and small-capitalization companies.
  Mid- and Small-Capitalization Companies risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small- capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Focused Portfolio risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the Fund's total portfolio.
  Headline risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Foreign Country risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
  Emerging Market risk. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets.
  Foreign Currency risk. Securities issued by foreign companies in foreign markets are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.
  Depositary Receipts risk. Depositary receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary receipts may trade at a discount (or premium) to the underlying security and may be less liquid than the underlying securities listed on an exchange.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance Results

The bar chart below provides some indication of the risks of investing in Davis Research Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the S&P 500(R) Index, a broad-based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement accounts.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Davis Research Fund Average Annual Total Returns
for the periods ended December 31, 2012 (with maximum sales charge)
Average Annual Total Returns Davis Research Fund	Past 1 Year	Past 5 Years	Past 10 Years
S&P500® Index - reflects no deduction for fees, expenses or taxes	16.00%	1.66%	7.10%
Class A shares	9.52%	(1.22%)	6.56%
Class A shares return after taxes on distributions	9.24%	(1.37%)	6.10%
Class A shares return after taxes on distributions and sale of fund shares	6.56%	(1.05%)	5.71%

Davis Research Fund | Class A shares

Highest/Lowest quarterly results during this time period were:

Highest 16.62% for the quarter ended June 30, 2009

Lowest (24.57%) for the quarter ended December 31, 2008

Total return for the nine months ended September 30, 2013 (not annualized) was 20.05%.